Accounts receivable, trade (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts receivable, trade	Accounts receivable as of December 31, 2015 and 2014 consisted of the following:
	December 31,
	2015	2014

Accounts receivable	$229	$910
Allowance for doubtful accounts	(1)	-
	$228	$910

Schedule of movements in allowance for doubtful accounts
The movements in allowance for doubtful accounts are as follows:

	2015	2014

Balance at the beginning of the year	$-	$98
Addition	1	-
Disposal of a subsidiary	-	(98)
Balance at the end of the year	$1	$-